Share capital (Summary of common shares issued and outstanding) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of common shares issued and outstanding
Common shares issued, beginning balance	154,488,497	152,698,191	134,503,065
Options exercised	412,656	351,509	439,065
Warrants exercised		591,480	326,715
Direct issuance of common stock	1,380	1,266	15,841,539
Common shares issued, ending balance	155,554,224	154,488,497	152,698,191
Treasury shares, ending balance	(71,684,379)	(58,444,185)	(44,776,932)
Common shares outstanding, ending balance	83,869,845	96,044,312	107,921,259
Restricted Stock [Member]
Summary of common shares issued and outstanding
Vested, net of shares withheld	615,659	796,838	1,572,634
Restricted share units [Member]
Summary of common shares issued and outstanding
Vested, net of shares withheld	10,265	14,381	15,173
Performance Shares [Member]
Summary of common shares issued and outstanding
Vested, net of shares withheld	25,767	31,897
Deferred share units [Member]
Summary of common shares issued and outstanding
Vested, net of shares withheld		2,935